UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2000 Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: _Petroleum & Resources Corporation________
Address: _7 St. Paul Street, Suite 1140_________ __________Baltimore, MD 21202___________________
__________________________________________
Form 13F File Number: 28-293_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: _Christine M. Sloan-----------------------
Title: Assistant Treasurer______________________
Phone: (410)752-5900____________________________
Signature, Place, and Date of Signing:
__(signed) Christine M. Sloan Baltimore, MD_ November 6, 2000 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]


Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ____74_________
Form 13F Information Table Value Total: $__678________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.

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                           FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COL. 6   COLUMN 7        COLUMN 8
-------------------------------  -------------  ----------  -------- ------------------  -------  -------- ----------------------
                                                             VALUE                       INVSTMT  OTHER
NAME OF ISSUER                  TITLE OF CLASS     CUSIP    (x$1000)                     DSCRETN  MANAGERS
                                                                     SHARES/  SH/P PUT/                       VOTING AUTHORITY
                                                                     PRN AMT  RN   CALL
                                                                                                           SOLE    SHARED  NONE
AMERADA HESS CORP.              COM               023551104    6,694  100,000 SH         SOLE              100,000
ANADARKO PETROLEUM              COM               032511107   19,788  297,746 SH         SOLE              297,746
APACHE CORPORATION              COM               037411105    7,686  130,000 SH         SOLE              130,000
ATMOS ENERGY CORP               COM               049560105    4,125  200,000 SH         SOLE              200,000
BJ SERVICES CO.                 COM               055482103   12,225  200,000 SH         SOLE              200,000
BJ SERVICES CO.                 CALL              055482903    1,223   20,000      CALL
BP AMOCO PLC                    ADRS             055622104   25,546  482,000 SH         SOLE              482,000
BOISE CASCADE CORP.             COM               097383103    5,445  205,000 SH         SOLE              205,000
CALPINE CORP.                   COM               131347106    6,263   60,000 SH         SOLE               60,000
CALPINE CAP. TRST 5.75% TIDES   PFD               131346207   16,045   87,500 SH         SOLE               87,500
CHEVRON CORP                    COM               166751107   12,788  150,000 SH         SOLE              150,000
COASTAL CORP                    COM               190441105   16,308  220,000 SH         SOLE              220,000
COASTAL CORP                    CALL              190441905      741   10,000      CALL
CONOCO INC, CLASS B             COM               208251405    8,081  300,000 SH         SOLE              300,000
CORE LABORATORIES N.V.          COM               N22717107    5,143  209,400 SH         SOLE              209,400
DEVON ENERGY CORP.              COM               25179M103    7,368  122,500 SH         SOLE              122,500
DIAMOND OFFSHORE DRILLING, INC. COM               25271C102    3,969   96,800 SH         SOLE               96,800
DOVER CORP.                     COM               260003108    6,571  140,000 SH         SOLE              140,000
DUKE ENERGY CORP.               COM               264399106    7,546   88,000 SH         SOLE               88,000
DUKE ENERGY CORP                PUT               264399956    2,573   30,000      PUT
DYNEGY, INC. CLASS A            COM               26816Q101   11,400  200,000 SH         SOLE              200,000
EOG RESOURCES INC.              COM               26875P101    9,913  255,000 SH         SOLE              255,000
EL PASO ENERGY CORP.            COM               283905107    6,779  110,000 SH         SOLE              110,000
ENERGEN CORP                    COM               29265N108    8,181  275,000 SH         SOLE              275,000
ENGELHARD CORP.                 COM               292845104    4,875  300,000 SH         SOLE              300,000
ENRON CORP. $27.30 CUM CV SER J PFD               293561601   55,019   23,000 SH         SOLE               23,000
ENSCO INTERNATIONAL, INC.       COM               26874Q100    4,590  120,000 SH         SOLE              120,000
EQUITABLE RESOURCES             COM               294549100   11,439  180,500 SH         SOLE              180,500
EXXON MOBIL CORP                COM               30231G102   54,119  607,231 SH         SOLE              607,231
FORT JAMES CORP                 COM               347471104    6,284  205,600 SH         SOLE              205,600
FREEPORT MCMORAN COP.& GOLD A   COM               35671D105    1,053  127,603 SH         SOLE              127,603
GENERAL ELECTRIC CO.            COM               369604103   32,882  570,000 SH         SOLE              570,000
GLOBAL INDUSTRIES LTD           COM               379336100    2,500  200,000 SH         SOLE              200,000
GRANT PRIDECO INC.              COM               38821G101    3,049  139,000 SH         SOLE              139,000
HALLIBURTON CO.                 COM               406216101    7,340  150,000 SH         SOLE              150,000
HALLIBURTON CO.                 CALL              406216901      489   10,000      CALL
KINDER MORGAN 8.25%             PEPS              482620507    7,183  130,000 SH         SOLE              130,000
KERR MCGEE CORP                 COM               492386107   12,008  181,253 SH         SOLE              181,253
MEAD CORP                       COM               582834107    4,909  210,000 SH         SOLE              210,000
MURPHY OIL CORP.                COM               626717102    7,129  110,000 SH         SOLE              110,000
NABORS INDUSTRIES, INC.         COM               629568106   11,790  225,000 SH         SOLE              225,000
NATIONAL FUEL GAS CO.           COM               636180101    5,606  100,000 SH         SOLE              100,000
NEW JERSEY RESOURCES            COM               646025106    7,516  185,000 SH         SOLE              185,000
NEWPARK RESOURCES INC.          COM               651718504    3,422  370,000 SH         SOLE              370,000
NOBLE AFFILIATES INC.           COM               654894104    4,641  125,000 SH         SOLE              125,000
NORTHWESTERN CORP.              COM               668074108    3,900  200,000 SH         SOLE              200,000
OCCIDENTAL PETROLEUM            COM               674599105    3,817  175,000 SH         SOLE              175,000
OCEAN ENERGY, INC.              COM               674812201    8,491  550,000 SH         SOLE              550,000
PETROBRAS ADS                   COM               71654V408    3,607  120,000 SH         SOLE              120,000
PETROLEUM GEO-SVCS A/S          COM               716597109    4,313  250,000 SH         SOLE              250,000
PHILLIPS PETROLEUM CO           COM               718507106    3,765   60,000 SH         SOLE               60,000
QUESTAR CORP.                   COM               748356102    7,454  268,000 SH         SOLE              268,000
ROYAL DUTCH PETROLEUM $1.25     GLD               780257804   50,947  850,000 SH         SOLE              850,000
SANTA FE INT'L. CORP.           COM               G7805C108    8,111  180,000 SH         SOLE              180,000
SCHLUMBERGER, LTD.              COM               806857108   18,882  229,400 SH         SOLE              229,400
SHELL TRANSPORT & TRADING       ADRS              822703609   11,745  240,000 SH         SOLE              240,000
SOUTHDOWN, INC                  COM               841297104    5,344   75,000 SH         SOLE               75,000
SEI TRUST 6.25% CV DUE 10/1/30  PFD               78411Y104      531    8,000 SH         SOLE                8,000
SOUTHERN ENERGY CO.             COM               842816100    3,922  125,000 SH         SOLE              125,000
STONE ENERGY CORP.              COM               861642106    5,737  104,300 SH         SOLE              104,300
TEMPLE-INLAND, INC.             COM               879868107    4,545  120,000 SH         SOLE              120,000
TESORO PETROLEUM CORP.          COM               881609101    2,981  300,000 SH         SOLE              300,000
TEXACO, INC.                    COM               881694103    9,806  186,775 SH         SOLE              186,775
TOSCO CORP.                     COM               891490302    5,458  175,000 SH         SOLE              175,000
TOTALFINA ELF SA                ADR               89151E109    9,180  125,000 SH         SOLE              125,000
TRANSOCEAN SEDCO FOREX INC.     COM               G90078109   15,243  260,000 SH         SOLE              260,000
TRANSOCEAN SEDCO FOREX INC      CALL              G90078909      586   10,000      CALL
UNOCAL CAPITAL TRUST $3.125 CV  COM               91528T207    3,491   72,540 SH         SOLE               72,540
UNOCAL CORP                     COM               985289102    5,316  150,000 SH         SOLE              150,000
VALERO ENERGY CORP.             COM               91913Y100    4,398  125,000 SH         SOLE              125,000
WEATHERFORD INT'L. INC          COM               947074100    8,170  190,000 SH         SOLE              190,000
WEATHERFORD INT'L. INC          CALL              947074900      430   10,000      CALL
WILLIAMS COMPANIES INC.         COM               969457100    8,450  200,000 SH         SOLE              200,000
WILLIAMS COMPANIES INC.         PUT               969457950      417   10,000      PUT
                                                             678,864

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